Information about Impaired Loans (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	$ 110		$ 119
Impaired loans with an allowance, related allowance	24	[1],[2]	32	[1],[2]
Loans Individually Less than 1 Million
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	2		2
Maximum | Loans Individually Less than 1 Million
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	1		1
Impaired loans with an allowance, related allowance	$ 1		$ 1

[1]	The allowance for impaired loans is included in the allowance for loan losses.
[2]	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at both Dec. 31, 2012 and Dec. 31, 2011. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2012 and Dec. 31, 2011.